UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)	(Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2007
Shares	Market Value (Note 1)	Shares	Market Value (Note 1)

COMMON STOCKS - 91.10%	Household Products/Wares - 5.76%
Avery Dennison Corp.	10,000	$ 597,900
Aerospace/Defense - 4.42%	The Clorox Company	5,000	299,000
Rockwell Collins Inc.	10,000	$ 688,700	896,900
Mining - 3.63%
Coal - 1.89%	Cameco Corporation	14,000	565,320
Arch Coal, Inc.	10,000	294,900
Miscellaneous Manufacturing - 4.14%
Commercial Services - 3.37%	Parker Hannifin Corporation	6,000	644,820
*	FTI Consulting, Inc.	10,000	525,200
Oil & Gas - 3.61%
Computers - 1.93%	Rowan Companies, Inc.	15,000	563,100
*	Affiliated Computer
Services, Inc.	6,000	300,180	Oil & Gas Services - 12.47%

Electric - 3.38%	*	Cameron International Corp	10,000	817,700
Edison International	10,000	527,100	*	Exterran Holdings, Inc.	7,000	542,500
*	Superior Energy Services	15,000	582,300
1,942,500
Electronics - 7.09%	Semiconductors - 5.90%
Amphenol Corporation	9,000	324,990	*	International Rectifier Corp.	10,000	344,100
Diebold, Inc.	10,000	438,700	Kia-Tencor Corporation	10,000	574,700
*	Flextronics International Ltd.	30,000	341,700	918,800
1,105,390
Software - 2.37%
Environmental Control - 6.19%	*	VeriFone Holdings, Inc.	10,000	369,600
Republic Services, Inc.	15,000	466,350
*	Stericycle, Inc.	10,000	499,000	Telecommunications - 1.86%
965,350	Citizens Communications Co.	20,000	290,200
Food - 3.85%
ConAgra Foods Inc.	16,000	411,360	Transportation - 2.49%
Dean Foods Company	7,000	188,020	Con-way Inc.	8,000	387,840
599,380
Gas - 4.14%	Total Common Stocks (Cost $11,348,618)	14,194,678
Energen Corporation	12,000	644,400
EXCHANGE TRADED FUND - 2.13%
Healthcare - Products - 6.39%	*	streetTRACKS Gold Trust
Dentsply International, Inc.	14,600	574,948	(Cost $324,200)	5,000	332,600
STERIS Corporation	15,000	421,050
995,998	INVESTMENT COMPANIES - 6.68%
Healthcare - Services - 6.22%
*	LifePoint Hospitals, Inc.	15,000	421,500	Evergreen Institutional U.S. Government
Quest Diagnostics	10,000	Money Market Fund, 4.98%	355,290	344,290
Incorporated	547,500	Merrimac Cash Series, 5.24%	695,841	695,841
969,000
Total Investment Companies (Cost $1,040,131)	1,040,131
(Continued)

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2007
	Market Value (Note 1)

Total Investments		Summary of Investments by Industry
(Cost $12,712,949) - 99.91%	$ 15,567,409
Other Assets Less Liabilities - 0.09% 14,240		Industry	% of Net Assets	Market Value

Net Assets - 100.00%	$ 15,581,649	Aerospace/Defense	4.42%	$ 688,700
		Coal	1.89%	294,900
		Commercial Services	3.37%	525,200
*	Non-income producing investment.	Computers	1.93%	300,180
		Electric	3.38%	527,100
Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:		Electronics	7.09%	1,105,390
		Environmental Control	6.19%	965,350
		Exchange Traded Fund	2.13%	332,600
		Food	3.85%	599,380
		Gas	4.14%	644,400
Aggregate gross unrealized Appreciation $3,454,903		Healthcare - Products	6.39%	995,998
Aggregate gross unrealized Appreciation (600,443)		Healthcare - Services	6.22%	969,000
		Household Products/Wares	5.76%	896,900
Net unrealized appreciation	$ 2,854,460	Investment Companies	6.68%	1,040,131
		Mining	3.63%	565,320
		Miscellaneous Manufacturing	4.14%	644,820
		Oil & Gas	3.61%	563,100
		Oil & Gas Services	12.47%	1,942,500
		Semiconductors	5.90%	918,800
		Software	2.37%	369,600
		Telecommunications	1.86%	290,200
		Transportation	2.49%	387,840
		Total	99.91%	$15,567,409

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2007
	Shares	Market Value (Note 1)		Shares	Market Value (Note 1)

COMMON STOCKS - 91.37%			Miscellaneous Manufacturers - 2.76%
			American Railcar Industries, Inc.	10,000	$ 262,400
Biotechnology - 6.23%
*μ Crucell NV	10,000	$ 200,600	Oil & Gas - 6.39%
* Martek Biosciences Corporation	10,000	270,200	Cabot Oil & Gas Corporation	6,000	200,040
* SuperGen Inc.	30,000	121,800	* McMoRan Exploration Co	30,000	407,700
		592,600			607,740
Distribution/Wholesale - 2.78%			Oil & Gas Services - 5.60%
Watsco, Inc.	5,500	264,660	Gulf Island Fabrication, Inc.	7,000	249,060
			* Input/Output, Inc.	20,000	283,800
Electronics – 6.29%					532,860
* Checkpoint Systems Inc.	8,500	236,725	Pharmaceuticals - 4.30%
* Dionex Corporation	5,000	362,150	* VCA Antech, Inc.	10,000	408,900
		598,875
Engineering & Construction - 4.71%			Real Estate Investment Trust - 7.70%
Chicago Bridge & Iron	12,000		Ashford Hopitality Trust	20,000	218,200
Company NV		448,200	National Retail Properties, Inc.	11,000	258,390
Entertainment - 3.00%			Rayonier Inc.	6,000	256,440
					733,030
* Lions Gate Entertainment Corp.	30,000	285,000	Semiconductors - 2.26%
	10,000	271,000	* Brooks Automation, Inc.	15,225	215,434
Food - 2.85%
Tootsie Roll Industries, Inc.			Telecommunications - 8.08%
			* Arris Group Inc.	25,000	379,500
Gas – 2.85%			* Level 3 Communications, Inc.	40,223	210,418
South Jersey Industries, Inc.	8,000	271,280	* RF Micro Devices, Inc.	30,000	178,500
					768,418
Healthcare - Products - 5.43			Water - 2.78%
* ResMed Inc.	5,000	203,300	Southwest Water Company	18,940	264,781
* Respironics Inc.	6,600	313,038
		516,338
Healthcare - Services - 3.13%			Total Common Stocks (Cost $6,911,321) 8,693,488
* Sun Healthcare Group Inc.	20,000	297,400

Household Products/Wares - 3.65%			INVESTMENT COMPANIES - 8.66%
WD-40 Company	10,000	347,700
			Evergreen Institutional U.S. Government
Insurance - 4.37%			Money Market Fund, 4.98%	400,000	400,000
Platinum Underwriters Holdings,			Merrimac Cash Series, 5.24%	423,947	423,947
Ltd.	12,000	416,160
Internet - 3.35%			Total Investment Companies (Cost $823,947)		823,947

* Online Resources Corporation	25,000	319,000
			Total Investments (Cost $7,735,268) - 100.03%		$9,517,435
Mining - 2.86%	22,235	271,712	Liabilities in Excess of Other Assets - (0.03)%		(3,138)
* Kinross Gold Corporation
			Net Assets - 100.00%		$9,514,297

				(Continued)

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2007

*	Non-income producing investment.		Note 1 - Investment Valuation
μ	American Depositary Receipt.

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The following abbreviation is used in this portfolio:

NV - Naamloze Vennootschap (Dutch)

Summary of Investments by Industry
	% of Net Assets
Industry		Market Value
Biotechnology	6.23%	$ 592,600
Distribution/Wholesale	2.78%	264,660
Electronics	6.29%	598,875
Engineering & Construction	4.71%	448,200
Entertainment	3.00%	285,000
Food	2.85%	271,000
Gas	2.85%	271,280
Healthcare - Products	5.43%	516,338
Healthcare - Services	3.13%	297,400
Household Products/Wares	3.65%	347,700
Insurance	4.37%	416,160
Internet	3.35%	319,000
Investment Companies	8.66%	823,947
Mining	2.86%	271,712
Miscellaneous Manufacturers	2.76%	262,400
Oil & Gas	6.39%	607,740
Oil & Gas Services	5.60%	532,860
Pharmaceuticals	4.30%	408,900
Real Estate Investment Trust	7.70%	733,030
Semiconductors	2.26%	215,434
Telecommunications	8.08%	768,418
Water	2.78%	264,781
Total	100.03%	$ 9,517,435

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		$ 2,092,609
Aggregate gross unrealized depreciation		(310,442)

Net unrealized Appreciation		$ 1,782,167

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)
/s/ Ralph J. Scarpa

Ralph J. Scarpa

President, Principal Executive Officer and Principal Financial Officer

Date: October 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Ralph J. Scarpa

Ralph J. Scarpa

President, Principal Executive Officer and Principal Financial Officer

Capital Management Investment Trust

Date: October 9, 2007